Other financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Other financial assets
Schedule of other financial assets

	June 30,	December 31,
	2024	2023
	(Unaudited)
Assets measured at fair value
Investments in equity securities and trust funds (1)	1,907,590	1,210,138
Investment portfolio – Foreign currency	645,233	364,962
Hedging instruments (2)	44,124	231,463
Investment portfolio – Local currency	37,133	54,887
Assets measured at fair value through other comprehensive income	1,161	2,007
	2,635,241	1,863,457
Assets measured at amortized cost (3)	111,427	369,318
	2,746,668	2,232,775
Current	2,112,720	1,860,928
Non–current	633,948	371,847
	2,746,668	2,232,775
(1)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia. See Note 9.1.
(2)	Corresponds to swap and forward contracts to hedge exchange rate and commodity price risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

Schedule of other financial assets recognized at fair value

	June 30,	December 31,
	2024	2023
	(Unaudited)
Level 1	1,985,224	1,526,458
Level 2	650,017	336,999
	2,635,241	1,863,457